UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

October 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Information Technology - 23.3%
Communications Equipment - 2.2%
CalAmp Corp. (a)	303,760	$5,856,493
QUALCOMM, Inc.	125,370	9,842,798

		15,699,291

Electronic Equipment, Instruments & Components - 1.0%
InvenSense, Inc. (a)(b)	446,040	7,230,308

Internet Software & Services - 4.6%
Google, Inc.-Class C (a)	25,008	13,981,473
LinkedIn Corp.-Class A (a)	50,354	11,529,052
Tencent Holdings Ltd.	451,600	7,258,234
Yelp, Inc. (a)	2,169	130,140

		32,898,899

IT Services - 2.6%
QIWI PLC (Sponsored ADR)	125,538	3,975,789
Visa, Inc.-Class A	62,110	14,995,217

		18,971,006

Semiconductors & Semiconductor Equipment - 6.4%
ams AG	203,900	7,311,647
Avago Technologies Ltd.	107,010	9,229,612
MediaTek, Inc.	560,000	7,998,456
NVIDIA Corp.	288,672	5,640,651
NXP Semiconductor NV (a)	126,370	8,676,564
Skyworks Solutions, Inc.	130,860	7,621,286

		46,478,216

Software - 4.4%
Mobileye NV (a)(b)	126,658	6,587,483
NetSuite, Inc. (a)	45,308	4,923,167
Salesforce.com, Inc. (a)	92,360	5,910,116
ServiceNow, Inc. (a)	97,530	6,625,213
Verint Systems, Inc. (a)	134,390	7,726,081

		31,772,060

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	75,700	8,175,600
Cray, Inc. (a)	206,860	7,169,768

		15,345,368

		168,395,148

Consumer Discretionary - 23.2%
Auto Components - 1.8%
Delphi Automotive PLC	192,230	13,260,025

Automobiles - 4.0%
Harley-Davidson, Inc.	137,780	9,052,146
Nissan Motor Co., Ltd.	614,800	5,608,020
Tata Motors Ltd.-Class A	1,346,581	7,335,480

Company	Shares	U.S. $ Value
Volkswagen AG (Preference Shares)	32,845	7,023,966

		29,019,612

Diversified Consumer Services - 1.7%
Kroton Educacional SA	1,755,500	12,511,453

Hotels, Restaurants & Leisure - 3.2%
Alsea SAB de CV (a)(b)	1,485,594	4,656,599
Melco Crown Entertainment Ltd. (ADR)	305,310	8,286,113
Yum! Brands, Inc.	136,120	9,777,500

		22,720,212

Internet & Catalog Retail - 3.0%
Amazon.com, Inc. (a)	22,572	6,894,843
JD.com, Inc. (ADR) (a)(b)	194,473	4,645,960
Priceline Group, Inc. (The) (a)	8,640	10,421,654

		21,962,457

Media - 1.2%
Walt Disney Co. (The)	95,350	8,713,083

Multiline Retail - 1.7%
Lojas Renner SA	194,300	5,808,244
Matahari Department Store Tbk PT	5,073,000	6,142,247

		11,950,491

Specialty Retail - 1.9%
Chow Tai Fook Jewellery Group Ltd. (b)	4,389,000	6,105,125
Fast Retailing Co., Ltd.	21,100	7,844,078

		13,949,203

Textiles, Apparel & Luxury Goods - 4.7%
Cie Financiere Richemont SA	127,780	10,773,615
NIKE, Inc.-Class B	160,300	14,903,091
Samsonite International SA	2,398,200	7,968,559

		33,645,265

		167,731,801

Health Care - 16.9%
Biotechnology - 1.5%
Cepheid (a)	199,512	10,576,131

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	188,840	8,231,536
Elekta AB-Class B (b)	407,080	4,174,562
Essilor International SA	81,240	8,970,680

		21,376,778

Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	138,660	13,174,087

Life Sciences Tools & Services - 2.5%
Illumina, Inc. (a)	44,180	8,508,185
Quintiles Transnational Holdings, Inc. (a)	166,417	9,742,051

		18,250,236

Company	Shares	U.S. $ Value
Pharmaceuticals - 8.1%
Aspen Pharmacare Holdings Ltd. (a)	280,300	10,014,043
Bristol-Myers Squibb Co.	180,960	10,530,062
Kalbe Farma Tbk PT	43,606,500	6,156,916
Perrigo Co. PLC	65,000	10,494,250
Roche Holding AG	40,900	12,069,646
Sun Pharmaceutical Industries Ltd.	685,560	9,407,991

		58,672,908

		122,050,140

Consumer Staples - 13.2%
Beverages - 3.1%
Anheuser-Busch InBev NV	111,060	12,315,928
Diageo PLC	340,800	10,051,003

		22,366,931

Food Products - 5.5%
Danone SA	122,957	8,401,965
Mead Johnson Nutrition Co.-Class A	108,940	10,818,831
Nestle SA	115,180	8,446,621
Universal Robina Corp.	2,075,270	8,596,206
WH Group Ltd. (a)(c)	5,152,500	3,368,494

		39,632,117

Household Products - 3.4%
Colgate-Palmolive Co.	199,580	13,347,910
Unicharm Corp.	488,800	11,366,283

		24,714,193

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The)-Class A	113,500	8,532,930

		95,246,171

Financials - 11.8%
Banks - 3.2%
Credicorp Ltd.	44,900	7,228,900
ING Groep NV (a)	603,600	8,643,770
UniCredit SpA	975,720	7,066,868

		22,939,538

Capital Markets - 1.2%
UBS AG (a)	496,410	8,627,606

Diversified Financial Services - 2.2%
Intercontinental Exchange, Inc.	44,020	9,168,926
London Stock Exchange Group PLC	221,840	7,163,969

		16,332,895

Insurance - 2.7%
AIA Group Ltd.	2,458,000	13,716,684
St James’s Place PLC	490,840	5,869,121

		19,585,805

Company	Shares	U.S. $ Value
Real Estate Management & Development - 1.2%
Global Logistic Properties Ltd.	4,075,000	8,732,579

Thrifts & Mortgage Finance - 1.3%
Housing Development Finance Corp.	512,620	9,196,745

		85,415,168

Energy - 6.7%
Energy Equipment & Services - 3.4%
Oceaneering International, Inc.	148,240	10,416,825
Schlumberger Ltd.	141,570	13,967,296

		24,384,121

Oil, Gas & Consumable Fuels - 3.3%
Concho Resources, Inc. (a)	108,920	11,875,548
Noble Energy, Inc.	205,500	11,842,965

		23,718,513

		48,102,634

Materials - 1.7%
Chemicals - 1.7%
Monsanto Co.	108,751	12,510,715

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SoftBank Corp. (b)	120,600	8,779,609

Industrials - 0.8%
Aerospace & Defense - 0.0%
Hexcel Corp. (a)	5,790	242,543

Machinery - 0.8%
FANUC Corp. (b)	31,800	5,604,297

		5,846,840

Total Common Stocks (cost $589,918,644)		714,078,226

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d)(e) (cost $10,018,665)	10,018,665	10,018,665

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $599,937,309)		724,096,891

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
Investment Companies - 4.0%
AllianceBernstein Exchange Reserves-Class I, 0.07% (d)(e) (cost $29,000,239)	29,000,239	29,000,239

Company	U.S. $ Value
Total Investments - 104.2% (cost $628,937,548) (f)	753,097,130
Other assets less liabilities - (4.2)%	(30,638,745)

Net Assets - 100.0%	$722,458,385

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,993	SEK	14,115	12/15/14	$(81,431)
BNP Paribas SA	USD	10,195	AUD	10,992	12/15/14	(549,874)
Citibank, NA	USD	2,455	CAD	2,684	12/15/14	(75,772)
Credit Suisse International	BRL	23,847	USD	9,800	11/04/14	175,792
Credit Suisse International	USD	9,757	BRL	23,847	11/04/14	(132,692)
Credit Suisse International	USD	2,199	RUB	86,063	12/15/14	(220,821)
Goldman Sachs Bank USA	USD	4,727	EUR	3,648	12/15/14	(153,820)
Goldman Sachs Bank USA	USD	16,139	GBP	9,854	12/15/14	(380,537)
Goldman Sachs Bank USA	USD	16,045	JPY	1,682,199	12/15/14	(1,062,370)
Goldman Sachs Bank USA	USD	2,228	NOK	14,122	12/15/14	(137,215)
Morgan Stanley & Co., Inc.	CHF	3,149	USD	3,431	12/15/14	157,105
Royal Bank of Scotland PLC	RUB	174,784	USD	4,609	12/15/14	591,588
Standard Chartered Bank	BRL	23,847	USD	9,757	11/04/14	132,692
Standard Chartered Bank	USD	9,441	BRL	23,847	11/04/14	183,257
Standard Chartered Bank	BRL	23,847	USD	9,366	12/02/14	(174,938)
Standard Chartered Bank	HKD	245,240	USD	31,647	12/15/14	23,297
State Street Bank & Trust Co.	CHF	14,310	USD	15,367	12/15/14	488,196
UBS AG	USD	10,764	CAD	11,822	12/15/14	(285,046)

						$(1,502,589)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the market value of this security amounted to $3,368,494 or 0.5% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of October 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,392,398 and gross unrealized depreciation of investments was $(12,232,816), resulting in net unrealized appreciation of $124,159,582.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

October 31, 2014 (unaudited)

50.5%	United States
5.5%	Switzerland
5.4%	Japan
5.0%	United Kingdom
4.4%	Hong Kong
3.6%	India
2.5%	Brazil
2.5%	Singapore
2.4%	France
2.4%	Netherlands
1.7%	Belgium
1.7%	Indonesia
1.6%	China
9.4%	Other
1.4%	Short-Term

100.0%

*	All data are as of October 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Austria, Germany, Italy, Mexico, Peru, Philippines, Russia, South Africa, Sweden and Taiwan.

AllianceBernstein Global Thematic Growth Fund

October 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as October 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Information Technology	$145,826,811		$22,568,337		$	– 0	–	$168,395,148
Consumer Discretionary	103,122,467		64,609,334			– 0	–	167,731,801
Health Care	71,256,302		50,793,838			– 0	–	122,050,140
Consumer Staples	36,068,165		59,178,006			– 0	–	95,246,171
Financials	25,025,432		60,389,736			– 0	–	85,415,168
Energy	48,102,634		– 0	–		– 0	–	48,102,634
Materials	12,510,715		– 0	–		– 0	–	12,510,715
Telecommunication Services	– 0	–	8,779,609			– 0	–	8,779,609
Industrials	242,543		5,604,297			– 0	–	5,846,840
Short-Term Investments	10,018,665		– 0	–		– 0	–	10,018,665
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	29,000,239		– 0	–		– 0	–	29,000,239

Total Investments in Securities	481,173,973		271,923,157	+		– 0	–	753,097,130
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,751,927			– 0	–	1,751,927
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,254,516)			– 0	–	(3,254,516)

Total^	$481,173,973		$270,420,568		$	– 0	–	$751,594,541

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 19, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 19, 2014